Related party transactions and balances	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025
Related Party Transactions [Abstract]
Related party transactions and balances

12 Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of April 30, 2025 and October 31, 2025:

Name of related parties	Relationship with the Company
Tonghuai SG Enterprise Pte. Ltd.	Major shareholder
Singlight Technology Holdings Pte. Ltd.	Shareholder of the Company

Amount due to major shareholder

The Company received loan proceeds from major shareholder, Tonghuai SG Enterprise Pte. Ltd. for business working purposes. The payable balance due to Tonghuai SG Enterprise Pte. Ltd. was S$2,995,423 and S$3,755,423 (US$2,886,043) as of April 30, 2025 and October 31, 2025. Such balance is interest free, unsecured, and due on demand.

Tonghuai SG Enterprise Pte. Ltd will continue to provide cash injections to the Company based on agreement as and when signed.

Related Party Transactions

During the six months period ended October 31, 2024 and 2025, other than the loan from major shareholder, no other transaction occurred.

12	Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of April 30, 2024 and 2025:

Name of related parties	Relationship with the Company
Tonghuai SG Enterprise Pte. Ltd.	Major shareholder
Singlight Technology Holdings Pte. Ltd.	Shareholder of the Company

Amount due to major shareholder

The Company received advances from major shareholder, Tonghuai SG Enterprise Pte. Ltd. for business working purposes. The payable balance due to Tonghuai SG Enterprise Pte. Ltd. was S$732,753 and S$2,995,423 (US$2,294,494) as of April 30, 2024 and 2025. In the year ended April 30, 2025, loan from Tonghuai SG Enterprise Pte. Ltd. was S$2,600,000 (US$1,991,600) and repayment was S$337,330 (US250,000). Such balance is interest free, unsecured, and due on demand without an agreement. Due to the due in demand nature of the advance, we reclassified the “Amount due to major shareholder” from non-current liabilities to current liabilities. In accordance with Staff Accounting Bulletin (“SAB”) 99, Materiality, we evaluated the materiality of the error from qualitative and quantitative perspectives, and concluded that the error was immaterial to the Balance Sheet as of 30th April 2023 and 30th April 2024. We have corrected this error by making an adjustment for both periods ending 30th April 2023 and 30th April 2024, reducing Balance Sheet amounts for “Non-current liabilities” and increasing the Balance Sheet amounts for “Current liabilities”.

Tonghuai SG Enterprise Pte. Ltd will continue to provide cash injections to the Company based on agreement as and when signed.